Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Operating Revenue
Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)

Charterer	2021	2020	2019
CMA CGM	30%	36%	36%
HMM Korea	17%	24%	24%
YML	—	—	13%